REMUNERATION OF KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF KEY MANAGEMENT PERSONNEL COMPENSATION
$’000	Year ended March 31,
	2026		2025		2024
	Fees and short term employee benefits	Post employment benefits	Fees and short term employee benefits	Post employment benefits	Fees and short term employee benefits	Post employment benefits

Total Key Management Personnel	1,936	13	1,878	6	1,282	2

SCHEDULE OF SHARE OPTIONS GRANTED TO DIRECTORS

The following share options were granted to directors and officers in the following periods:

	Year ended March 31,
	2026	2025	2024
	Number of options	Number of options	Number of options

Directors	2,457,424	645,930	180,000
Other key management personnel	937,588	382,999	170,000
	3,395,012	1,028,929	350,000